                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada       July 31, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     136
Form 13F Information Table Value Total:  484,281 (in thousands)
                                         ----------------------
                                                    (thousands)

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS
(as at June 30, 2009)

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
--------------------------- -------------- --------- -------- ---------------- ---------- -------------- -------------------
                                                                                                          VOTING AUTHORITY
                                                      VALUE   SHRS OR SH/ PUT/ INVESTMENT                -------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION OTHER MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- ------- --- ---- ---------- -------------- ------- ------ ----
3M CO.                      COM            88579Y101  5372.9    89400 SH          SOLE                     89400
ABBOTT LABORATORIES         COM            002824100   234.3     4980 SH          SOLE                      4980
ABERCROMBIE & FITCH CO 'A'  CL A           002896207  1448.8    57062 SH          SOLE                     57062
ACCENTURE LTD. - CLASS 'A'  CL A           G1150G111  1302.3    38920 SH          SOLE                     38920
ADOBE SYSTEMS INC.          COM            00724F101   277.3     9800 SH          SOLE                      9800
AGRIUM INC                  COM            008916108   421.6    10570 SH          SOLE                     10570
ALCOA INC.                  COM            013817101   227.0    21970 SH          SOLE                     21970
ALTRIA GROUP INC.           COM            02209S103  8588.7   524020 SH          SOLE                    524020
AMERICAN ELECTRIC POWER
  INC.                      COM            025537101  6013.5   208150 SH          SOLE                    208150
AMERICAN ITALIAN PASTA CO-A CL A           027070101  3044.1   104430 SH          SOLE                    104430
AMERICAN TOWER CORP-CL A    CL A           029912201   583.3    18500 SH          SOLE                     18500
ANADARKO PETROLEUM CORP.    COM            032511107  8992.3   198111 SH          SOLE                    198111
ANSYS INC.                  COM            03662Q105   860.6    27620 SH          SOLE                     27620
APACHE CORP. COMMON         COM            037411105   717.9     9950 SH          SOLE                      9950
APOLLO GROUP INC. 'A'       CL A           037604105  1110.2    15610 SH          SOLE                     15610
APPLE INC.                  COM            037833100 13640.5    95770 SH          SOLE                     95770
ARM HOLDINGS PLC - SPONS
  ADR                       SPONSORED ADR  042068106 10553.6  1767780 SH          SOLE                   1767780
AUTOMATIC DATA PROCESSING   COM            053015103  5437.6   153430 SH          SOLE                    153430
BARRICK GOLD CORPORATION    COM            067901108  1025.3    30560 SH          SOLE                     30560
BAXTER INTERNATIONAL INC.   COM            071813109  7651.7   144480 SH          SOLE                    144480
BECTON, DICKINSON & COMPANY COM            075887109  3791.6    53170 SH          SOLE                     53170
BIOGEN IDEC INC.            COM            09062X103  4823.4   106830 SH          SOLE                    106830
BLOCK (H.R.) INC.           COM            093671105   866.7    50300 SH          SOLE                     50300
BRINKS HOME SECURITY
  HOLDING                   COM            109699108  7542.9   266440 SH          SOLE                    266440
BRISTOL MYERS SQUIBB
  COMPANY                   COM            110122108  6363.6   313321 SH          SOLE                    313321
CALPINE CORPORATION         COM NEW        131347304   759.3    68100 SH          SOLE                     68100
CGI GROUP INC - CL A        CL A SUB VTG   39945C109  2026.6   228480 SH          SOLE                    228480
CHECK POINT SOFTWARE TECH   ORD            M22465104  1448.1    61700 SH          SOLE                     61700
CHESAPEAKE ENERGY CORP.     COM            165167107  6118.7   308560 SH          SOLE                    308560
CINEMARK HOLDINGS INC       COM            17243V102  2304.8   203600 SH          SOLE                    203600
CISCO SYSTEMS INC.          COM            17275R102  1058.1    56737 SH          SOLE                     56737
CLEAN ENERGY FUELS CORP     COM            184499101   783.5    91000 SH          SOLE                     91000
CLEARWATER PAPER CORP       COM            18538R103   417.3    16500 SH          SOLE                     16500
CLOROX COMPANY              COM            189054109  2562.6    45900 SH          SOLE                     45900
CME GROUP INC.              COM            12572Q105  2521.0     8103 SH          SOLE                      8103
COCA-COLA COMPANY           COM            191216100  1386.9    28900 SH          SOLE                     28900
COMCAST CORPORATION 'A'     CL A           20030N101   198.8    13750 SH          SOLE                     13750
COMCAST CORPORATION
  SPECIAL A                 CL A SPL       20030N200  2704.8   191830 SH          SOLE                    191830
CVS/CAREMARK CORPORATION    COM            126650100   569.2    17860 SH          SOLE                     17860
DEAN FOODS CO.              COM            242370104   767.6    40000 SH          SOLE                     40000
DEERE & COMPANY             COM            244199105   699.1    17500 SH          SOLE                     17500
DELL INC.                   COM            24702R101  5760.0   419520 SH          SOLE                    419520
DEVON ENERGY CORPORATION    COM            25179M103   806.6    14800 SH          SOLE                     14800
DIGITALGLOBE INC            COM NEW        25389M877   802.6    41800 SH          SOLE                     41800
DIONEX CORP                 COM            025456104   323.5     5300 SH          SOLE                      5300
DR. PEPPER SNAPPLE GROUP
  INC.                      COM            26138E109   417.4    19700 SH          SOLE                     19700
DUN & BRADSTREET
  CORPORATION               COM            264830100 13788.6   169790 SH          SOLE                    169790
EBAY INC                    COM            278642103  5726.4   334290 SH          SOLE                    334290
EDISON INTERNATIONAL        COM            281020107  5768.8   183370 SH          SOLE                    183370
ELECTRONIC ARTS INC         COM            285512109  2102.5    96800 SH          SOLE                     96800
EQUINIX INC                 COM NEW        29444U502   298.2     4100 SH          SOLE                      4100
EXPRESS SCRIPTS INC.        COM            302182100  3671.3    53400 SH          SOLE                     53400
EXXON MOBIL CORPORATION     COM            30231G102  2275.6    32550 SH          SOLE                     32550
FINANCIAL SELECT SECTOR
  SPDR                      SBI INT-FINL   81369Y605   894.8    74880 SH          SOLE                     74880
FLOWSERVE CORP.             COM            34354P105   670.2     9600 SH          SOLE                      9600
FOREST LABORATORIES INC     COM            345838106   770.9    30700 SH          SOLE                     30700
FREEPORT MCMORAN COPPER &
  GOLD                      COM            35671D857   275.6     5500 SH          SOLE                      5500
FUEL SYSTEMS SOLUTIONS INC  COM            35952W103   662.2    32800 SH          SOLE                     32800
FUELCELL ENERGY INC         COM            35952H106   381.6    91300 SH          SOLE                     91300
GOOGLE INC. 'A'             CL A           38259P508 18864.5    44746 SH          SOLE                     44746
H. J. HEINZ COMPANY         COM            423074103  1984.9    55600 SH          SOLE                     55600
HEWLETT-PACKARD CO.         COM            428236103  1101.5    28500 SH          SOLE                     28500
HOME DEPOT INC.             COM            437076102  4851.2   205300 SH          SOLE                    205300
INTEL CORPORATION           COM            458140100   331.0    20000 SH          SOLE                     20000
INTL BUSINESS MACHINES      COM            459200101  4430.5    42430 SH          SOLE                     42430
ISHARES DJ US UTILITIES
  SECT                      DJ US UTILS    464287697  5017.4    75100 SH          SOLE                     75100
ISHARES RUSSELL 2000        RUSSELL 2000   464287655  3667.5    71800 SH          SOLE                     71800
ISHARES S&P 500 INDEX FUND  S&P 500 INDEX  464287200  5199.3    56300 SH          SOLE                     56300
JACKSON HEWITT TAX SVCS INC COM            468202106  4255.8   679838 SH          SOLE                    679838
JOHNSON & JOHNSON           COM            478160104  2069.5    36435 SH          SOLE                     36435
JOY GLOBAL INC.             COM            481165108   710.8    19900 SH          SOLE                     19900
KBR INC.                    COM            48242W106   188.1    10200 SH          SOLE                     10200
KINROSS GOLD CORP.          COM NO PAR     496902404   461.9    25450 SH          SOLE                     25450
KRAFT FOODS INC - CLASS A   CL A           50075N104  2684.5   105938 SH          SOLE                    105938
LAMAR ADVERTISING COMPANY
  'A'                       CL A           512815101  3231.9   211650 SH          SOLE                    211650
LEAP WIRELESS INTL INC.     COM NEW        521863308  1297.4    39400 SH          SOLE                     39400
LOCKHEED MARTIN CORP.       COM            539830109  2508.2    31100 SH          SOLE                     31100
LORILLARD INC.              COM            544147101 13989.1   206420 SH          SOLE                    206420
LOWE'S COS INC.             COM            548661107  1135.5    58500 SH          SOLE                     58500
MASTERCARD INC-CLASS A      CL A           57636Q104  6484.4    38757 SH          SOLE                     38757

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS
(as at June 30, 2009)

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
--------------------------- -------------- --------- -------- ---------------- ---------- -------------- -------------------
                                                                                                          VOTING AUTHORITY
                                                      VALUE   SHRS OR SH/ PUT/ INVESTMENT                -------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION OTHER MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- ------- --- ---- ---------- -------------- ------- ------ ----
MATTEL INC.                 COM            577081102  1476.9    92020 SH          SOLE                     92020
MAXIM INTEGRATED PRODUCTS   COM            57772K101  7376.2   470120 SH          SOLE                    470120
MCDERMOTT INTL INC          COM            580037109   430.6    21200 SH          SOLE                     21200
MCDONALDS CORP.             COM            580135101 13605.0   236650 SH          SOLE                    236650
MEDCO HEALTH SOLUTIONS INC. COM            58405U102  1637.4    35900 SH          SOLE                     35900
MICROS SYSTEMS INC          COM            594901100  1362.2    53800 SH          SOLE                     53800
MICROSOFT CORPORATION       COM            594918104  1925.6    81010 SH          SOLE                     81010
MOLSON COORS BREWING CO.
  'B'                       CL B           60871R209 16152.3   381580 SH          SOLE                    381580
MONSANTO COMPANY            COM            61166W101  3997.3    53770 SH          SOLE                     53770
NASDAQ OMX GROUP/THE        COM            631103108   799.1    37500 SH          SOLE                     37500
NATIONAL OILWELL VARCO INC. COM            637071101  7118.9   217970 SH          SOLE                    217970
NATIONAL PRESTO INDS INC.   COM            637215104   270.9     3560 SH          SOLE                      3560
NEUSTAR INC-CLASS A         CL A           64126X201   873.1    39400 SH          SOLE                     39400
NEUTRAL TANDEM INC.         COM            64128B108  1295.9    43900 SH          SOLE                     43900
NEWS CORP. 'A'              COM            65248E104  1229.9   135000 SH          SOLE                    135000
NYSE EURONEXT               COM            629491101  8428.2   309290 SH          SOLE                    309290
ORACLE CORPORATION          COM            68389X105  1949.2    91000 SH          SOLE                     91000
PATCH INTERNATIONAL INC.    COM            703012302     0.7    67500 SH          SOLE                     67500
PAYCHEX INC.                COM            704326107  1673.3    66400 SH          SOLE                     66400
PEPSI BOTTLING GROUP INC.   COM            713409100  7218.1   213300 SH          SOLE                    213300
PEPSICO INC.                COM            713448108  7877.4   143330 SH          SOLE                    143330
PETROHAWK ENERGY CORP       COM            716495106  5213.1   233770 SH          SOLE                    233770
PFIZER INC.                 COM            717081103  9332.8   622188 SH          SOLE                    622188
PHILIP MORRIS INT'L INC.    COM            718172109  5182.9   118820 SH          SOLE                    118820
PRECISION CASTPARTS CORP.   COM            740189105   949.4    13000 SH          SOLE                     13000
PRICELINE.COM INC.          COM NEW        741503403  2206.5    19780 SH          SOLE                     19780
PROCTER & GAMBLE COMPANY    COM            742718109  3214.2    62900 SH          SOLE                     62900
QLOGIC CORP                 COM            747277101   304.4    24010 SH          SOLE                     24010
QUALCOMM INC.               COM            747525103   527.9    11680 SH          SOLE                     11680
REINSURANCE GROUP OF
  AMERICA A                 COM NEW        759351604  1287.4    36879 SH          SOLE                     36879
RESEARCH IN MOTION          COM            760975102  3034.1    42680 SH          SOLE                     42680
REX ENERGY CORP.            COM            761565100   267.1    46860 SH          SOLE                     46860
SCOTTS MIRACLE-GRO CO-CL A  CL A           810186106   683.5    19500 SH          SOLE                     19500
SCRIPPS NETWORKS INTER-CL A CL A COM       811065101  1366.5    49100 SH          SOLE                     49100
SKYWORKS SOLUTIONS INC.     COM            83088M102   345.4    35280 SH          SOLE                     35280
SOLARWINDS INC              COM            83416B109   499.5    30290 SH          SOLE                     30290
SPARTAN STORES INC          COM            846822104  5465.8   440432 SH          SOLE                    440432
SPDR GOLD TRUST             GOLD SHS       78463V107  5614.9    61580 SH          SOLE                     61580
SPECTRUM CONTROL INC.       COM            847615101   908.3   103220 SH          SOLE                    103220
STARBUCKS CORP.             COM            855244109  4847.3   348980 SH          SOLE                    348980
STONERIDGE INC.             COM            86183P102  1104.0   230000 SH          SOLE                    230000
SYMANTEC CORP.              COM            871503108  1296.3    83200 SH          SOLE                     83200
SYNIVERSE HOLDINGS INC      COM            87163F106  1499.8    93560 SH          SOLE                     93560
TEVA PHARMACEUTICAL
  INDS.ADR                  ADR            881624209 17586.8   356440 SH          SOLE                    356440
THOMSON REUTERS CORP.       COM            884903105   736.9    25140 SH          SOLE                     25140
TIME WARNER CABLE 'A'       COM            88732J207  2855.4    90160 SH          SOLE                     90160
TOYOTA MTR CORP ADR         SP ADR REP2COM 892331307   732.6     9700 SH          SOLE                      9700
TRANSOCEAN INC.             SHS            G90073100 14798.6   199200 SH          SOLE                    199200
TYCO INTERNATIONAL LTD.     COM            H89128104  8618.9   331750 SH          SOLE                    331750
VODAFONE GROUP PLC SP ADR   SPONS ADR NEW  92857W209 25100.6  1287870 SH          SOLE                   1287870
WENDY'S/ARBY'S GROUP INC-A  COM            950587105  3086.9   771724 SH          SOLE                    771724
WESTERN UNION CO            COM            959802109   275.5    16800 SH          SOLE                     16800
WESTPORT INNOVATIONS INC.   COM NEW        960908309  5603.1   692600 SH          SOLE                    692600
WILLIAMS-SONOMA INC         COM            969904101  1408.0   118620 SH          SOLE                    118620
WINDSTREAM CORP             COM            97381W104   687.6    82250 SH          SOLE                     82250
XTO ENERGY INC              COM            98385X106  3861.0   101232 SH          SOLE                    101232